Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures With Respect to Cash Flows

11.	Supplemental Disclosures With Respect to Cash Flows

Cumulative from
	inception of exploration	For the	For the
	stage on March 1, 2003	Year ended	Year ended
	to February 28, 2013	February 28, 2013	February 29, 2012
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-

During the year ended February 28, 2013, imputed interest at 15% per annum totalling $56,664 (2012 - $55,944) on amounts due to related parties was charged to operations and treated as donated capital (Note 7).